Risk Management and Report (Details) - Schedule of amortized costs and net loss of modified financial assets $ in Millions	12 Months Ended
Dec. 31, 2022 CLP ($)
Schedule Of Amortized Costs And Net Loss Of Modified Financial Assets [Abstract]
Amortized costs of financial assets modified during the period	$ 211,841
Net modification loss	$ 61,636